Stock-Based Compensation	9 Months Ended
Sep. 30, 2024
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 13 — STOCK-BASED COMPENSATION

Unrestricted Common Stock Awards

During the three month period ended June 30, 2024, the Company granted unrestricted common shares to certain executives in connection with the terms of their individual employment agreements. As these awards were fully-vested, unrestricted shares, the Company recognized the full amount of $1,359,000 in the period. This compensation cost is included within Selling, general, and administrative expenses on the Company’s condensed, consolidated and combined statements of operations. There were no similar common stock grants during the period ended September 30, 2023. There were no awards issued during the period ended September 30, 2024.

Restricted Stock Units and Stock Options

There were no restricted stock units or stock options granted during the nine-month periods ended September 30, 2024 and 2023, respectively. Additionally, there were no restricted stock units or stock options outstanding at either the beginning or the end of the periods ended September 30, 2024 and 2023, respectively. There were no awards issued during the period ended September 30, 2024.

Awards with Market-Based Conditions

In connection with the aforementioned executive employment agreements, certain executives are eligible to receive unrestricted shares of common stock if certain stock price targets are met during the term of the respective employment agreements. A stock price target will be satisfied if the 120-day trailing average closing price (based on trading days) of a share of the Company’s common stock equals or exceeds the applicable stock price target, which range from $30 to $300 per share. The executives could be granted up to 6,000,000 shares based on attainment of all applicable stock price targets over the term of six years and an estimated fair value of approximately $4,800,000. The Company recorded approximately $278,176 and $729,839 of expense related to these awards for the three and nine months ended September 30, 2024.

Awards with Performance Conditions

In connection with the aforementioned executive employment agreements, certain executives are eligible to receive cash incentive payments in connection with the Company achieving certain capital raise targets. In addition, these executives can also receive a cash bonus equal to 2.5% of the equity value of the Company (up to $10 million for each executive, totaling $20 million) in an applicable sale of the Company as defined by the terms of the employment agreements. Through September 30, 2024, it was not considered probable that either performance condition would be achieved, and therefore no expense was recorded related to these awards.